Consolidated Balance Sheets (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	$ 2,183		$ 10,081
Short-term investments	30,225		22,318
Accounts receivable, less allowance for doubtful accounts: 2013—$478; 2012—$324	9,357		10,675
Inventories	6,166		6,076
Current deferred tax assets and other current tax assets	4,624		6,170
Other current assets	3,613		3,567
Assets of discontinued operations and other assets held for sale	76	[1]	5,944	[1]
Total current assets	56,244		64,831
Long-term investments	16,406		14,149
Property, plant and equipment, less accumulated depreciation	12,397	[2]	13,213	[2]
Goodwill	42,519		43,661
Identifiable intangible assets, less accumulated amortization	39,385	[3]	45,146	[3]
Noncurrent deferred tax assets and other noncurrent tax assets	1,554		1,565
Other noncurrent assets	3,596		3,233
Total assets	172,101		185,798
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2013—$2,060; 2012—$2,449	6,027	[4],[5]	6,424	[4],[5]
Accounts payable	3,234		2,921
Dividends payable	1,663		1,733
Income taxes payable	678		979
Accrued compensation and related items	1,792		1,875
Other current liabilities	9,951		13,812
Liabilities of discontinued operations	21	[1]	1,442	[1]
Total current liabilities	23,366		29,186
Long-term debt	30,462	[4],[6],[7]	31,036	[4],[6],[7]
Pension benefit obligations, net	4,635		7,782
Postretirement benefit obligations, net	2,668		3,491
Noncurrent deferred tax liabilities	25,590		21,193
Other taxes payable	3,993		6,581
Other noncurrent liabilities	4,767		4,851
Total liabilities	95,481		104,120
Commitments and Contingencies
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2013—829; 2012—967	33		39
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2013—9,051; 2012—8,956	453		448
Additional paid-in capital	77,283		72,608
Treasury stock, shares at cost: 2013—2,652; 2012—1,680	(67,923)		(40,122)
Retained earnings	69,732		54,240
Accumulated other comprehensive loss	(3,271)		(5,953)
Total Pfizer Inc. shareholders’ equity	76,307		81,260
Equity attributable to noncontrolling interests	313		418
Total equity	76,620		81,678
Total liabilities and equity	172,101		185,798
Allowance for Doubtful Accounts Receivable, Current	478		324
Long-term Debt, Current Maturities	$ 2,060		$ 2,449
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized	27,000,000		27,000,000
Preferred Stock, Shares Issued	829		967
Common Stock, Par or Stated Value Per Share	$ 0.05		$ 0.05
Common Stock, Shares Authorized	12,000,000,000		12,000,000,000
Common Stock, Shares, Issued	9,051,000,000		8,956,000,000
Treasury Stock, Shares	2,652,000,000		1,680,000,000

[1]	In 2012, virtually all relates to Zoetis (our former Animal Health business).
[2]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[3]	The decrease is primarily related to amortization, asset impairment charges and the transfer of certain product rights to our equity-method investment in China. For additional information about the asset impairment charges, see Note 4. Other (income)/deductions—net. For additional information about the transfer of certain product rights, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[4]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[5]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2013 or December 31, 2012. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs.
[6]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[7]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.